Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash on hand and in banks	$ 7,272	$ 5,664
Interest-earning deposits	8,942	9,400
Cash and cash equivalents	16,214	15,064
Securities available for sale; cost of $1,051,311 and $1,065,447	1,063,016	1,110,776
Loans receivable, net of allowance for loan losses of $6,805 and $6,709	695,636	672,086
Accrued interest receivable	7,345	8,068
Federal Home Loan Bank (FHLB) stock	15,436	15,077
Premises and equipment, net	13,308	14,286
Real estate acquired through foreclosure, net	1,977	2,441
Real estate held for investment	7,813	9,968
Goodwill	41,599	41,599
Intangible assets	127	302
Bank owned life insurance	30,595	30,025
Securities receivable	654	1,277
Prepaid expenses and other assets	13,197	6,645
Total assets	1,906,917	1,927,614
Liabilities:
Deposits	1,222,767	1,178,057
FHLB advances	290,921	213,232
Repurchase agreements	138,000	268,000
Other borrowings	12,223	3,324
Junior subordinated notes	36,083	46,393
Advance payments by borrowers for taxes and insurance	2,659	2,619
Accounts payable for land development	1,383	2,033
Accrued expenses and other liabilities	17,038	19,156
Total liabilities	1,721,074	1,732,814
Stockholders' Equity:
Preferred stock, $.01 par value, 5,000,000 shares authorized; none issued
Common stock, $.01 par value, 30,000,000 shares authorized; 19,214,226 and 19,211,028 shares issued; 17,729,105 and 17,599,928 shares outstanding	192	163
Additional paid-in capital	104,251	103,346
Treasury stock, at cost; 1,485,121 and 1,611,100 shares	(17,540)	(18,847)
Unearned Employee Stock Ownership Plan (ESOP) shares	(2,121)	(3,132)
Retained earnings	97,605	89,065
Accumulated other comprehensive income, net	4,615	25,103
Total ESB Financial Corporation's stockholders' equity	187,002	195,698
Noncontrolling interest	(1,159)	(898)
Total stockholders' equity	185,843	194,800
Total liabilities and stockholders' equity	$ 1,906,917	$ 1,927,614